Average Annual Total Returns{- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Investor PRO-09 - Growth Opportunities Portfolio	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Investor VIP Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	68.52%	29.13%	21.74%	38.49%	21.00%	17.21%